SCHEDULE OF INVENTORY (Details) (Parenthetical) - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2023
Inventory Disclosure [Abstract]
Inventory Write-down	$ 92,277			$ 113,724